SHAREHOLDER RIGHTS PLAN (Details)	Dec. 22, 2021 Vote	May 06, 2019 Vote	Mar. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2009 $ / shares
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares						$ 19.50
Ordinary shares, shares issued			1,675,281,127
Ordinary shares, shares outstanding			1,675,281,127
Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued				1,405,226,227
Ordinary shares, shares outstanding				1,405,226,227
Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			1,661,673,793	1,391,618,893	847,437,583
Ordinary shares, shares outstanding			1,661,673,793	1,391,618,893	847,437,583
Votes per share | Vote		1
Class A ordinary shares | Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued				1,391,618,893
Class B ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			13,607,334	13,607,334	13,607,334
Ordinary shares, shares outstanding			13,607,334	13,607,334	13,607,334
Votes per share | Vote	100	50
Class B ordinary shares | Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares outstanding				13,607,334
Minimum
SHAREHOLDER RIGHTS PLAN
Shareholders rights plan, ownership interest for rights to be exercisable						15.00%